UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [X] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO         May 13, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:   $150,188
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                   TITLE
                                    OF              VALUE    SHRS OR           INVESTMENT        VOTING AUTHORITY
NAME OF ISSUER                     CLASS   CUSIP   (X$1000)  PRN AMT  SH/ PRN  DISCRETION  SOLE  SHARED   NONE

BERKSHIRE HATHAWAY                COM    084670108  11,098        128    SH       SOLE                       128
PEPSICO INCORPORATED              COM    713448108   8,803    171,000    SH       SOLE                   171,000
WAL-MART STORES                   COM    931142103   8,686    166,712    SH       SOLE                   166,712
INTERNATIONAL BUSINESS MACHINE    COM    459200101   8,623     89,000    SH       SOLE                    89,000
EXXON MOBIL CORPORATION           COM    30231G102   7,836    115,062    SH       SOLE                   115,062
BHP BILLITON LTD - SPON ADR       ADR    088606108   7,774    174,300    SH       SOLE                   174,300
MEDCO HEALTH SOLUTIONS INC        COM    58405U102   6,548    158,398    SH       SOLE                   158,398
ABBOTT LABS                       COM    002824100   5,629    118,000    SH       SOLE                   118,000
UNION PACIFIC CORPORATION         COM    907818108   5,427    132,000    SH       SOLE                   132,000
3M COMPANY                        COM    88579Y101   5,320    107,000    SH       SOLE                   107,000
ROYAL DUTCH SHELL PLC - ADR A     ADR    780259206   5,161    116,500    SH       SOLE                   116,500
SCHLUMBERGER LTD                  COM    806857108   5,094    125,400    SH       SOLE                   125,400
PRAXAIR INC                       COM    74005P104   4,643     69,000    SH       SOLE                    69,000
EMERSON ELECTRIC CO               COM    291011104   4,444    155,500    SH       SOLE                   155,500
PROCTER & GAMBLE CO               COM    742718109   4,285     91,000    SH       SOLE                    91,000
ORACLE CORP                       COM    68389X105   4,145    229,400    SH       SOLE                   229,400
COVIDIEN LTD                      COM    G2552X108   3,818    114,850    SH       SOLE                   114,850
HOSPIRA INC                       COM    441060100   3,759    121,800    SH       SOLE                   121,800
CATERPILLAR TRACTOR CO            COM    149123101   3,747    134,000    SH       SOLE                   134,000
BRISTOL-MYERS SQUIBB CO           COM    110122108   3,588    163,700    SH       SOLE                   163,700
MERCK & CO.                       COM    589331107   3,424    128,000    SH       SOLE                   128,000
KIMBERLY CLARK CORPORATION        COM    494368103   3,421     74,200    SH       SOLE                    74,200
ILLINOIS TOOL WORKS               COM    452308109   3,394    110,000    SH       SOLE                   110,000
CISCO SYSTEMS INC                 COM    17275R102   3,136    187,000    SH       SOLE                   187,000
TARGET CORP                       COM    87612E106   2,854     83,000    SH       SOLE                    83,000
ENBRIDGE INC.                     COM    29250N105   2,534     88,000    SH       SOLE                    88,000
GENERAL ELECTRIC COMPANY          COM    369604103   2,325    230,000    SH       SOLE                   230,000
BP P.L.C.                         ADR    055622104   2,085     52,000    SH       SOLE                    52,000
MICROSOFT CORP.                   COM    594918104   2,021    110,000    SH       SOLE                   110,000
LOWE'S CORP                       COM    548661107   2,008    110,000    SH       SOLE                   110,000
SPECTRA ENERGY CORP               COM    847560109   1,985    140,400    SH       SOLE                   140,400
HSBC HOLDINGS PLC-SPONS ADR       ADR    404280406   1,552     55,000    SH       SOLE                    55,000
ZIMMER HOLDINGS INC               COM    98956P102   1,022     28,000    SH       SOLE                    28,000

GRAND TOTALS                                       150,188  3,948,350
